SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD (Details) Year in Thousands	12 Months Ended
	Dec. 31, 2023 Year $ / shares	Dec. 31, 2022 Year $ / shares
IfrsStatementLineItems [Line Items]
Expected volatility (weighted-average)		108.00%
Expected life (weighted-average) | Year	10	10
Expected dividends
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price	$ 1.25	$ 1.35
Expected volatility (weighted-average)	95.00%
Risk-free interest rate (based on US government bonds)	3.62%	1.95%
Top of range [member]
IfrsStatementLineItems [Line Items]
Share price	$ 1.67	$ 2.45
Expected volatility (weighted-average)	108.00%
Risk-free interest rate (based on US government bonds)	3.95%	2.89%